Accounts Payable and accured liabilities (Tables)	12 Months Ended
Nov. 30, 2024
Trade and other payables [abstract]
Accounts payable and accrued liabilities

	Note	2024	2023
Trade payables		$6,326	$6,990
Accrued liabilities and other payables		12,571	15,016
Salaries and benefits due to key management personnel	27	1,357	1,036
Employee salaries and benefits payable		3,835	3,053
Liability related to deferred stock unit plan	19 (e)	20	39
Accrued interest payable long-term debt	16	40	840
TaiMed milestone (a)	13	-	1,497
		$24,149	$28,471